PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under finance leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Property and equipment held under finance leases, gross	¥ 2,786,583	¥ 2,321,107
Less: Accumulated depreciation	(947,847)	(874,470)
Property and equipment held under finance leases net excluding construction in progress	1,838,736	1,446,637
Impairment	(19,904)	(19,904)
Property and equipment held under finance leases, net	¥ 1,818,832	¥ 1,426,733
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment held under finance leases, gross	¥ 1,018,510	¥ 1,018,510
Data center equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under finance leases, gross	¥ 1,768,073	¥ 1,302,597